B. Summary of Significant Accounting Policies - Warrant Fair Value (Details 1) $ in Thousands	12 Months Ended
Sep. 30, 2016 USD ($)
Fair value measurements of redemption liability
Beginning balance	$ 275
Issuance of convertible promissory notes with redemption feature	(275)
Change in fair value of redemption liability	0
Ending balance	$ 0